Financial Instruments by Category - Summary of Financial Assets and Liabilities by Category of Financial Instrument and Reconciliation (Detail) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost	$ 152,026	$ 60,662	$ 51,042
Financial Assets at fair value through profit or loss	18,733	31,987	18,093
Subtotal Financial Assets	170,759	92,649	69,135
Non-financial Assets	17,250	7,541	9,145
Total	188,009	100,190	78,280
Financial Liabilities at amortized cost	423,436	239,361	202,344
Financial liabilities at fair value through profit or loss	0	0	0
Financial liabilities	423,436	239,361	202,344
Non-financial liabilities	511	458	495
Total	423,947	239,819	202,839
Other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost	14,860	6,793	8,277
Subtotal Financial Assets	14,860	6,793	8,277
Non-financial Assets	17,250	7,541	9,145
Total	32,110	14,334	17,422
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost	98,930	44,182	34,816
Subtotal Financial Assets	98,930	44,182	34,816
Total	98,930	44,182	34,816
Investment in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at fair value through profit or loss	10,941	12,936	15,285
Subtotal Financial Assets	10,941	12,936	15,285
Total	10,941	12,936	15,285
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost	38,236	9,687	7,949
Financial Assets at fair value through profit or loss	7,792	19,051	2,808
Subtotal Financial Assets	46,028	28,738	10,757
Total	46,028	28,738	10,757
Loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities at amortized cost	335,078	191,063	154,345
Financial liabilities at fair value through profit or loss	0	0	0
Financial liabilities	335,078	191,063	154,345
Total	335,078	191,063	154,345
Other Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities at amortized cost	1,271	2,660	4,726
Financial liabilities at fair value through profit or loss	0	0	0
Financial liabilities	1,271	2,660	4,726
Total	1,271	2,660	4,726
Accounts payable [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities at amortized cost	87,087	45,638	43,273
Financial liabilities at fair value through profit or loss	0	0	0
Financial liabilities	87,087	45,638	43,273
Non-financial liabilities	511	458	495
Total	$ 87,598	$ 46,096	$ 43,768